Segments Segment Information by Country (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Operating Revenue	$ 174,735	$ 160,157	$ 154,498	$ 128,835	$ 143,493	$ 139,907	$ 147,020	$ 144,151	$ 618,225	$ 574,571	$ 537,114
Long-Lived Assets	1,538,023				1,656,702				1,538,023	1,656,702
United States
Segment Reporting Information [Line Items]
Operating Revenue									356,042	221,419	128,982
Long-Lived Assets	883,308				1,034,511				883,308	1,034,511
Nigeria
Segment Reporting Information [Line Items]
Operating Revenue									105,176	98,256	97,163
Long-Lived Assets	83,979				99,812				83,979	99,812
Saudi Arabia
Segment Reporting Information [Line Items]
Operating Revenue									55,911	93,920	103,712
Long-Lived Assets	261,433				253,708				261,433	253,708
India
Segment Reporting Information [Line Items]
Operating Revenue									56	61,925	130,533
Long-Lived Assets	0				39,446				0	39,446
Other
Segment Reporting Information [Line Items]
Operating Revenue									101,040	99,051	76,724
Long-Lived Assets	$ 309,303				$ 229,225				$ 309,303	$ 229,225
Individual countries' revenue or long lived assets included in other representing less than stated percentage									10.00%